Acquisitions and Divestitures Acquisition (Details) - Computer Sciences GS Business - USD ($) $ in Thousands	Jul. 31, 2014	Oct. 02, 2015	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill		$ 791,779	$ 802,582	$ 758,079	$ 793,865
Tenacity Solutions
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Payments for acquisition	$ 35,429
Current assets	3,876
Intangible assets other than goodwill	9,400
Current liabilities	8,447
Goodwill	$ 30,600
Tenacity Solutions | Customer Relationships and Government Programs
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Amortization period for intangible assets acquired (in years)	15 years